Commitments and contingencies	6 Months Ended
Jun. 30, 2026
Disclosure of commitments and contingencies [line items]
Commitments and contingencies
17 Commitments and contingencies
The information given in this section is limited to the material changes that have taken place on the proceedings in which Aegon is involved as listed in note 39.5 Commitments and contingencies of the Annual Report 2025, and any new material proceedings that have commenced after the Annual Report 2025 was published.
In August 2026, the court granted preliminary settlement approval in a putative class action alleging that a US based Aegon subsidiary improperly failed to pay bonuses to policy owners on a certain block of universal life policies. The settlement remains subject to final court approval. The matter is fully provisioned.
In March 2026, the court granted preliminary settlement a
pp
roval in litigation regarding several US based Aegon subsidiaries over increases in monthly deduction rates (MDR) on universal life products. The fully provisioned settlement amount has been paid to the class administrator, and the related provision has been released. The settlement remains subject to final court approval.
No new material proceedings have been initiated since the publication of the Annual Report 2025.